Other Payables - Long Term & Current (Details)		12 Months Ended
	Mar. 27, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Mar. 27, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Other Payables Long term & Current [Line Items]
Bank debt		€ 329,959		$ 357,577
long term borrowings		107,077		116,039
Right-of-use assets		261,000		222,130		€ 10,269,000	€ 7,996,000
Operating lease liabilities		€ 273,000		$ 229,359		€ 10,785,000	€ 8,322,000
Lease agreements term extending		12 months	12 months
Estimated incremental borrowing rate		8.00%		8.00%
Rent expense		€ 73,296	$ 76,147
Al Shola Gas [Member]
Other Payables Long term & Current [Line Items]
Acquired interest percentage	51.00%
Note issuance cost					$ 9,000,000
Cash					1,000,000
Payable is due for National Exchange					9,000,000
Payable for the acquisition non current	€ 4,152,441				$ 4,500,000